Property, Plant and Equipment	12 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Summary of useful life for property, plant and equipment	Property, Plant and Equipment

2023	Computers & Equipment £’000	Fixtures & Fittings £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2022	£27,572	£17,031	£1,782	£46,385
Additions	4,762	8,050	857	13,669
On acquisition of subsidiary	324	110	—	434
Inflation adjustment	195	—	—	195
Disposals	(6,397)	(1,789)	—	(8,186)
Transfers	—	1,780	(1,780)	—
Effect of foreign exchange translations	(793)	(591)	—	(1,384)
At 30 June 2023	£25,663	£24,591	£859	£51,113

Depreciation
At 1 July 2022	£16,255	£8,870	£—	£25,125
Charge for the year	5,700	3,030	—	8,730
Disposals	(6,344)	(1,699)	—	(8,043)
Effect of foreign exchange translations	(388)	(251)	—	(639)
At 30 June 2023	£15,223	£9,950	£—	£25,173
Net book value
At 30 June 2023	£10,440	£14,641	£859	£25,940

2022	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2021	£19,368	£13,846	£6	£497	£33,717
Additions	9,093	3,088	—	1,782	13,963
On acquisition of subsidiary	12	—	—	—	12
Inflation adjustment	429	—	—	—	429
Disposals	(1,740)	(721)	(6)	—	(2,467)
Transfers	—	497	—	(497)	—
Effect of foreign exchange translations	410	321	—	—	731
At 30 June 2022	£27,572	£17,031	£—	£1,782	£46,385

Depreciation
At 1 July 2021	£13,283	£7,104	£6	£—	£20,393
Charge for the year	4,351	2,283	—	—	6,634
Disposals	(1,610)	(652)	(6)	—	(2,268)
Effect of foreign exchange translations	231	135	—	—	366
At 30 June 2022	£16,255	£8,870	£—	£—	£25,125
Net book value
At 30 June 2022	£11,317	£8,161	£—	£1,782	£21,260